Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
18.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date the Consolidated Financial Statements were issued. The Company has determined that there were no subsequent events.
20.	SUBSEQUENT EVENTS

The financial statements of CPG Newco LLC are substantially comprised of the financial statements of CPG International LLC, which issued its annual Consolidated Financial Statements on December 4, 2019. Accordingly, the Company has evaluated transactions for consideration as recognized subsequent events in the annual Consolidated Financial Statements through December 4, 2019. Additionally, the Company has evaluated transactions that occurred as of the issuance of these Consolidated Financial Statements, December 23, 2019, for the purpose of disclosure of unrecognized subsequent events and determined there were no other events or transactions that require recognition or disclosure in these financial statements.